Subsequent events (Detail Textuals)			3 Months Ended
	Apr. 02, 2019 $ / shares shares	Apr. 02, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			646,300
Amount Received | $			$ 14,725,221	$ 2,459,005
Major common shares transaction
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	70,023	70,023
Amount Received | $		$ 130,046
Major common shares transaction | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Warrants price per share | $ / shares	$ 0.80
Major common shares transaction | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Warrants price per share | $ / shares		$ 4.25
Major common shares transaction | Consulting agreement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	13,010	13,010